Corporate information and main business (Details Narrative) - ARS ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Corporate information and main business (Details Narrative)
Cash Received Dividends From Tmb And Tsm	$ 25,000,000	$ 212,804,000	$ 240,894,000
Other Non-current Financial Assets		$ 0		$ 34,877,000